Tax and Other Claims	12 Months Ended
Dec. 31, 2019
Statement [LineItems]
Tax and Other Claims
49.	TAX AND OTHER CLAIMS

49.1.	Tax claims
The Federal Public Revenue Agency (AFIP, for its acronym in Spanish) and tax authorities of the relevant jurisdictions have reviewed the tax returns filed by the Bank related to income tax, minimum presumed income tax and other taxes (mainly turnover tax). As a result, there are claims pending at court and/or administrative levels, either subject to discussion or appeal. The most significant claims are summarized below:
a) AFIP’s challenges against the income tax returns filed by former Banco Bansud SA (for the fiscal years since June 30, 1995, through June 30, 1999, and of the irregular six-month
period ended December 31, 1999) and by former Banco Macro SA (for the fiscal years ended since December 31, 1998, through December 31, 2000).

The matter under discussion that has not been resolved as yet and on which the regulatory agency bases its position is the impossibility of deducting credits that have collateral security, an issue that has been addressed by the Federal Administrative Tax Court and CSJN in similar cases, which have issued resolutions that are favorable to the Bank’s position.
b)
Ex-officio
turnover tax assessments in progress and/or adjustments pending resolution by the tax authorities of certain jurisdictions.
c) Pursuant to section 2, Presidential Decree No. 814/01, the Bank began applying the 17% rate instead of the 21% rate to settle payroll taxes as from November 2012. According to such presidential decree, the contributions made by private sector employers and by those governed by section 1, Law No. 22,016, would be taxable at a single and reduced 16% rate (subsequently, 17%).
The Bank was included in the scope of the abovementioned presidential decree merely due to the government interest in the Bank governed by General Business Associations Law No. 19,550 and based on the clarifications included subsequently in Tax Reform Law No. 27,430. The Argentine Government has an interest on the Bank through the
ANSES-FGS
(Sustainability Guarantee Fund), as a result of the nationalization of funds from AFJPs (private pension fund managers) in 2008. As of December 31, 2019, such interest represents 27.80% of the capital stock of Banco Macro S.A. and, by exercising its voting rights, it managed to appoint members of the Board of Directors and the Statutory Audit Committee.
On February 20, 2018, the AFIP required to the Bank to clarify the reasons for using such reduced rate. On March 14, 2018, the Bank provided a detailed explanation ratifying its position.
After several procedures and the submission of factual and legal grounds, as the Bank is allowed to do by law, the AFIP submitted the case file for consultation to the Ministry of Economy, which in turn submitted it to the Argentine Attorney General’s Office on April 3, 2019, to request its participation in its capacity as the superior authority of the body of Argentine Government’s attorneys and legal services for federal public administration.
Even though the Argentine Attorney General’s Office has issued no resolution in this regard, on June 24, 2019, the Bank decided to join the installment-payment plan from November 2012 through March 2019, pursuant to AFIP General Resolution No. 4477/2019. The plan offered 60 installments, an interest rate that is significantly lower than current rates applicable to tax or social security obligations and a material fine reduction. This entailed an economic and financial benefit for the Bank because, in connection with the settlement of the abovementioned social security payables and even within the context of appeals against resolutions affecting its rights, it would have required the full payment of the periods challenged –potentially obtaining the reimbursement of the amounts paid– at a 6% annual nominal rate, in accordance with the legal framework then effective.
The Bank’s Management and its legal counsel consider no further significant accounting effects could arise from the final outcome of the above-mentioned proceedings other than those disclosed in these consolidated financial statements.

49.2.	Other claims
In addition, before merging with and into the Bank, Banco Privado de Inversiones SA (BPI) had a pending class action styled “Adecua v. Banco Privado de Inversiones on ordinary proceedings”, File No. 19073/2007, pending with Commercial Court No. 3 in and for the City of Buenos Aires, Clerk’s Office No. 5, whereby it was required to reimburse to its clients the life insurance amounts overcharged to amounts payable, as well as to reduce the amounts charged in this regard in the future; this legal proceeding was concluded upon the abovementioned merger because BPI complied in full with the terms of the court-approved agreement reached with Adecua before answering the complaint. However, in March 2013, when BPI had already been merged with and into the Bank, the trial court resolved to amend the terms of the agreement and ordered the reimbursement of amounts of money to a larger number of clients as compared to the number arising from the terms approved by the court in due time. Such resolution was appealed by the Bank as BPI’s surviving company. The appeal was dismissed by the Court of Appeals, which abrogated both the trial court decision and the court-approved agreement, thus ordering the Bank to answer the complaint. This gave rise to the filing of an extraordinary appeal against such decision, as well as the subsequent filing of a complaint for the extraordinary appeal denied. It is currently pending with the Argentine Supreme Court.

Moreover, the Bank is also subject to three class actions initiated by consumers’ associations for the same purpose: a) Adecua v, Banco Macro on ordinary proceedings, File No. 20495/2007, pending with Commercial Court No.7 in and for the City of Buenos Aires, Clerk’s Office No. 13; b) Damnificados Financieros Asociación Civil Para Su Defensa et al v, Banco Macro on summary proceedings, File No. 37729/2007, pending with Commercial Court No. 7 in and for the City of Buenos Aires, Clerk’s Office No. 13; c) Unión de Usuarios y Consumidores v. Nuevo Banco Bisel on ordinary proceedings, File No. 44704/2008, pending with Commercial Court No. 26 in and for the City of Buenos Aires, Clerk’s Office No. 52.
Furthermore, there is a case challenging the Bank for charging credit card users until December 2014 a commission for “purchase limit excess” that consisted of a percentage over the purchase limit excess amount. It is styled “User and Consumer Union et. al v. Banco Macro SA on summary proceedings” [Unión de Usuarios y Consumidores y otro c/ Banco Macro SA s/ Sumarísimo], file No. 31958/2010, pending with Commercial Court No. 1 in and for the City of Buenos Aires, Clerk’s Office No 1. On 03/15/2019 a court order was passed against the Bank from a trial court that ordered the reimbursement for all the collected amounts plus VAT and interest. Although this court decision was appealed, the Entity understands that there is a low probability that a favorable ruling shall be obtained from the trial court, as the Entity became aware that the Court of Appeals approved related actions against other two banks, an agreement was reached and filed for court-approvement effects on 11/03/2020. On such agreement, the Bank compromised to reimburse to credit card users for the period from August 2007 to December 2014, the amounts collected over the abovementioned concepts plus VAT over such commissions and interest calculated at the average current rate for Documents transactions in force at the Banco de la Nacion Argentina. The court agreement is pending resolution.
There are also other class actions initiated by consumer protection associations in relation to the collection of certain commissions and/or financial charges or practices and certain withholdings made by the Bank to individuals as Buenos Aires City stamp tax withholding agent.
The Bank’s Management and its legal counsel consider no further significant accounting effects could arise from the final outcome of the above-mentioned proceedings other than those disclosed in these consolidated financial statements.